Income Taxes - Provision for income taxes from continuing operations (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Current:
Federal	$ 1,219	$ 984	$ 970
State	237	202	208
Foreign	25	36	86
Total current	1,481	1,222	1,264
Deferred:
Federal	(453)	(523)	(559)
State	(70)	(97)	(99)
Foreign	7	(15)	(1)
Total deferred	(516)	(635)	(659)
Total provision for income taxes	$ 965	$ 587	$ 605